PGIM Total Return Bond Fund Annual Fund Operating Expenses - PGIM Total Return Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.75%	[1],[2]
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.49%	[1],[2]
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	1.01%	[1],[2]
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.49%	[1],[2]
R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[3]
Component2 Other Expenses	0.23%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.89%	[1],[2]
R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[3]
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.64%	[1],[2]
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.39%	[1],[2]

[1]	PGIM Investments LLC (“PGIM Investments”) has contractually agreed, through February 28, 2027, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.76% of average daily net assets for Class A shares, 1.51% of average daily net assets for Class C shares, 1.01% of average daily net assets for Class R shares, 0.49% of average daily net assets for Class Z shares, 0.89% of average daily net assets for Class R2 shares, 0.64% of average daily net assets for Class R4 shares, and 0.39% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver may not be terminated prior to February 28, 2027 without the prior approval of the Fund’s Board of Directors.
[2]	The distributor of the Fund has contractually agreed through February 28, 2027 to reduce its distribution and service (12b-1) fees applicable to Class R shares to 0.50% of the average daily net assets of the Class R shares. This waiver may not be terminated prior to February 28, 2027 without the prior approval of the Fund’s Board of Directors.
[3]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.